Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Capital Leases (Details) (USD $)	Dec. 31, 2013	Sep. 30, 2014
2014	$ 977,267
2015	977,267
2016	977,267
2017	977,267
2018	977,267
Total future payments	4,886,335
Less debt discount due to warrants	(350,838)
Less amount representing interest	(1,386,333)
Present value of net minimum lease payments	3,149,164
Less current portion of capital lease obligations	(428,050)
Capital lease obligations, excluding current installments	2,721,114
Capital Lease Obligations [Member]
2014		244,317
2015		977,267
2016		977,267
2017		977,267
2018		977,267
Total future payments		4,153,385
Less debt discount due to warrants		(298,211)
Less amount representing interest		(1,036,361)
Present value of net minimum lease payments		2,818,813
Less current portion of capital lease obligations		(576,976)
Capital lease obligations, excluding current installments		$ 2,241,837